Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Property Plant And Equipment Useful Life (Details) - HMH Holding BV And Subsidiaries [Member]	Dec. 31, 2025
Building [Member] | Maximum [Member]
Schedule of Property Plant And Equipment Useful Life [Line Items]
Property, plant, and Equipment, useful life	33 years
Building [Member] | Minimum [Member]
Schedule of Property Plant And Equipment Useful Life [Line Items]
Property, plant, and Equipment, useful life	16 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Property Plant And Equipment Useful Life [Line Items]
Property, plant, and Equipment, useful life	16 years
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Property Plant And Equipment Useful Life [Line Items]
Property, plant, and Equipment, useful life	3 years